Employee benefit plans - Defined benefit pension plans (Details) - EUR (€)	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018
Defined benefit pension plans
Company contribution to plan	€ 820,000	€ 42,630,052.3781611
Expected funding for next fiscal year		1,620,120.39308976
Defined Benefit Pension Plans
Defined benefit pension plans
Company contribution to plan		42,630,052.3781611
Expected funding for next fiscal year		€ 1,620,120.39308976